PRINCIPAL® PIVOT SERIES VARIABLE ANNUITY

UPDATING SUMMARY PROSPECTUS

Dated May 1, 2021
This Updating Summary Prospectus describes Principal® Pivot Series Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by Principal Life Insurance Company (“the Company”, “we”, “our” or “us”).
This Updating Summary Prospectus summarizes key features of the Contract. The statutory prospectus for the Contract (the “Expanded Prospectus”) contains more information about the Contract, including its features, benefits, and risks. You can find the Expanded Prospectus and other information about the Contract online at www.principal.com/PivotSeriesReport. You can also obtain this information at no cost by calling 1-800-852-4450 or by sending an email request to annuityinternet@principal.com.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at Investor.gov.
Beginning on May 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for underlying mutual funds available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Company electronically by following instructions provided by the Company. You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-852-4450. Your election to receive reports in paper will apply to all underlying mutual funds available as investment options under your Contract.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of the reports, you can inform the Company by calling 1-800-852-4450. Your election to receive reports in paper will apply to all underlying mutual funds available as investment options under your annuity contract.
The Contract, certain Contract features and/or some of the investment options may not be available in all states or through all broker dealers.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the statutory prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your Contract.

Underlying Mutual Funds

The Delaware VIP Limited-Term Diversified Income Series merged into Lincoln VIP Delaware Limited-Term Diversified Income Fund effective on or about April 30, 2021.

The following underlying mutual funds were added to the Contract as available investment options on the dates noted:

•    Lincoln VIP Delaware Limited-Term Diversified Income Fund – Service Class (April 30, 2021);
•    Principal VCF Blue Chip Account - Class 3 (June 5, 2021);
•    Janus Henderson Series Balanced Portfolio – Service Shares (June 5, 2021); and
•    PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class (June 5, 2021).

Effective May 1, 2021, the following underlying mutual fund is not available to customers with an application signature date on or after May 1, 2021: Lincoln VIP Delaware Limited-Term Diversified Income Fund – Service Class.

KEY INFORMATION TABLE
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES	LOCATION IN EXPANDED PROSPECTUS
Charges for Early Withdrawals For applications signed on or after April 6, 2017 For applications signed before April 6, 2017

If you withdraw money from your Contract within five years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 5-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.

	If you withdraw money from your Contract within seven years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 7-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.	7. CHARGES – Deferred Sales Load (“Surrender Charge”)
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.	7. CHARGES – Transaction Fees

Ongoing Fees and Expenses (annual charges)
The following part of the table describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your data page for information about the specific fees you will pay each year based on the options you have selected.
	ANNUAL FEE	MINIMUM	MAXIMUM	LOCATION IN EXPANDED PROSPECTUS
	1. Base contract[1] For applications signed on or after May 1, 2018 For applications signed on or after April 6, 2017 and before May 1, 2018 For applications signed before April 6, 2017	0.75% 1.00% 1.15%	0.75% 1.00% 1.15%	7. CHARGES – Base Contract Annual Expenses
	2. Investment options (underlying mutual fund fees and expenses)[2]	0.47%	2.62%	APPENDIX A in this Updating Summary Prospectus - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Optional death benefit available for an additional charge[3]	0.35%	0.45%	7. CHARGES

[1]
This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.

[2]	As a percentage of the average net underlying mutual fund assets.

[3]	Quarterly charge as a percentage of the average quarterly accumulated value.

Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,103.00	HIGHEST ANNUAL COST $3,100.60
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive combination of Base Contract charge and underlying mutual fund fees and expenses

●  No optional benefits

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive combination of Base Contract charge, optional benefits, and underlying mutual fund fees and expenses

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN EXPANDED PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Not a Short-Term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Surrender charges apply for up to five years following your last premium payment (for applications signed on or after April 6, 2017; seven years if signed earlier). These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
Risks Associated with Investment Options
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.

•  Each investment option has its own unique risks.

•  You should review the prospectuses for the available underlying mutual funds before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks

	RESTRICTIONS	LOCATION IN EXPANDED PROSPECTUS
Investments
•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

•Removal or Substitution of Underlying Mutual Funds - We reserve the right to remove, close or substitute the underlying mutual funds that are available as investment options under the Contract.
8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes
Optional Benefits

For applications signed on or after April 6, 2017, the following optional riders were available:

For applications signed before April 6, 2017, the following optional riders were available:
	Return of Premium Death Benefit; and Annual Step-Up Death Benefit Liquidity Max (“No Surrender Charge Rider;”) Return of Premium Death Benefit; and Annual Step-Up Death Benefit	10. BENEFITS AVAILABLE UNDER THE CONTRACT - Optional Death Benefit Riders 10. BENEFITS AVAILABLE UNDER THE CONTRACT - Liquidity Max

	TAXES	LOCATION IN EXPANDED PROSPECTUS
Tax Implications
•  You should consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Premiums that are made on a pre-tax basis and earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59 1/2.
13. TAXES
	CONFLICTS OF INTEREST	LOCATION IN EXPANDED PROSPECTUS
Financial Professional Compensation
Your financial professional may receive compensation in the form of commissions for selling this Contract to you. Your financial professional may have a financial incentive to offer or recommend this Contract over another investment.
11. PURCHASES AND CONTRACT VALUE – Distribution of the Contract
Exchanges	Your financial professional may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continuing to own your existing Contract.

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of investment options available under the Contract. To obtain underlying mutual fund statutory and summary prospectuses, you can visit www.principal.com/PivotSeriesReport, call 1-800-852-4450, or send a request to annuityinternet@principal.com.
The expense and performance information below reflects fees and expenses of the underlying mutual funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	American Funds Insurance Series – Asset Allocation Fund (1) – Class 4 Shares Capital Research and Management Company	0.80%	12.16%	10.31%	9.68%
Asset Allocation	American Funds Insurance Series - Managed Risk Asset Allocation Fund (1) – Class P2 Shares Capital Research and Management Company through a sub-advisory agreement with Milliman Financial Risk Management LLC	0.90% (2)	5.88%	7.91%
Asset Allocation	BlackRock Global Allocation V.I. Fund (1) – Class III BlackRock Investment Management, LLC.	1.01% (2)	20.79%	9.17%	6.61%
Asset Allocation	Fidelity VIP Freedom 2020 Portfolio (1)(3) – Service Class 2 FMR Co., Inc.	0.78%	14.72%	9.70%	7.88%
Asset Allocation	Fidelity VIP Freedom 2030 Portfolio (1)(3) – Service Class 2 FMR Co., Inc.	0.84%	16.64%	11.31%	9.24%
Asset Allocation	Fidelity VIP Freedom 2040 Portfolio (1)(3) – Service Class 2 FMR Co., Inc.	0.92%	18.99%	12.49%	10.10%
Asset Allocation	Fidelity VIP Freedom 2050 Portfolio (1)(3) – Service Class 2 FMR Co., Inc.	0.92%	18.99%	12.50%	10.17%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	Franklin Templeton VIP Trust - Franklin Income VIP Fund (1) – Class 4 Franklin Advisers, Inc.	0.82% (2)	0.58%	6.83%	5.88%
Asset Allocation	Invesco V.I. Balanced-Risk Allocation Fund (1) – Series II Shares Invesco Advisors, Inc.	1.05% (2)	9.99%	7.62%	6.12%
Asset Allocation	Janus Henderson Series Balanced Portfolio (1)(4) – Service Shares Janus Capital Management LLC	0.87%	14.03%	11.53%	9.95%
Asset Allocation	PIMCO VIT All Asset Portfolio (1)(3) – Advisor Class Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC (PIMCO)	1.38% (2)	7.91%	7.85%	4.54%
Asset Allocation	Principal VCF Diversified Balanced Managed Volatility Account (1)(3) – Class 2 Principal Management Corporation	0.57%	12.03%	8.50%
Asset Allocation	Principal VCF Diversified Growth Managed Volatility Account (1)(3) – Class 2 Principal Management Corporation	0.60%	13.06%	9.70%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Balanced Portfolio (1)(3) – Class 2 Edge Asset Management, Inc.	1.00%	10.96%	9.04%	8.01%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Balanced Portfolio (1)(3) – Class 2 Edge Asset Management, Inc.	1.01%	9.25%	7.47%	6.59%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Growth Portfolio (1)(3) – Class 2 Edge Asset Management, Inc.	1.02%	12.68%	10.62%	9.29%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Flexible Income Portfolio (1)(3) – Class 2 Edge Asset Management, Inc.	0.97%	7.03%	6.42%	5.69%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Strategic Growth Portfolio (1)(3) – Class 2 Edge Asset Management, Inc.	1.07%	15.13%	11.49%	10.13%
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	12.31%	10.84%
Asset Allocation	TOPS® Balanced ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.81%	8.09%	6.96%
Asset Allocation	TOPS® Conservative ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.85%	6.68%	5.45%
Asset Allocation	TOPS® Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	11.36%	9.94%
Asset Allocation	TOPS® Moderate Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.79%	10.24%	8.61%
Commodities	PIMCO VIT CommodityRealReturn® Strategy Portfolio (1) – M Class Pacific Investment Management Company LLC (PIMCO)	1.54% (2)	1.08%	2.35%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Commodities	Rydex VI Commodities Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.79% (2)	-22.72%	-2.71%	-10.25%
Convertibles	EQ Advisors Trust 1290 VT Convertible Securities Portfolio (1) – Class IB FMG LLC	1.15% (2)	39.08%	15.22%
Diversified Emerging Markets	American Funds Insurance Series - New World Fund (1) – Class 4 Shares Capital Research and Management Company	1.09% (2)	23.29%	13.05%	6.28%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond Portfolio (1)(3) – Administrative Class Pacific Investment Management Company LLC (PIMCO)	1.10%	6.71%	7.75%	5.33%
Foreign large Blend	American Funds Insurance Series - Managed Risk International Fund (1) – Class P2 Shares Capital Research and Management Company through a sub-advisory agreement with Milliman Financial Risk Management LLC	1.11% (2)	2.80%	6.19%
Foreign large Blend	Calvert VP EAFE International Index Portfolio (1) – Class F Calvert Research and Management	0.68% (2)	7.56%	6.94%	4.65%
Foreign large Blend	Fidelity VIP Overseas Portfolio (1) – Service Class 2 Fidelity Management & Research Company	1.04%	15.33%	8.98%	6.56%
Foreign large Growth	Invesco V.I. International Growth Fund (1) – Series II Shares Invesco Advisers, Inc.	1.17%	13.74%	8.55%	6.46%
Foreign Large Value	MFS® International Intrinsic Value Portfolio (1) – Service Class Massachusetts Financial Services Company	1.15% (2)	20.21%	12.42%	10.87%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Global Real Estate	Franklin Templeton VIP Trust – Franklin Global Real Estate VIP Fund (1) – Class 2 Franklin Templeton Institutional, LLC	1.25% (2)	-5.39%	3.69%	5.48%
Health	Invesco V.I. Health Care Fund (1) – Series II Shares Invesco Advisers, Inc.	1.23%	14.20%	9.16%	12.81%
High Yield Bond	PIMCO VIT High Yield Portfolio (1) – Administrative Class Pacific Investment Management Company LLC (PIMCO)	0.79%	5.75%	7.20%	6.04%
Inflation-Protected Bond	American Century VP Inflation Protection Fund (1) – Class II American Century Investment Management, Inc.	0.72%	9.55%	4.64%	3.33%
Intermediate Government	Franklin Templeton VIP Trust – Franklin U.S. Government Securities VIP Fund (1) – Class 2 Franklin Advisers, Inc.	0.78%	3.83%	2.26%	2.03%
Intermediate-Term Bond	Calvert VP Investment Grade Bond Index Portfolio (1) – Class F Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Research and Management	0.57% (2)	7.09%	3.99%	3.49%
Intermediate-Term Bond	Janus Henderson Series Flexible Bond Portfolio (1) – Service Shares Janus Capital Management LLC	0.82% (2)	10.25%	4.67%	4.19%
Intermediate-Term Bond	PIMCO VIT Total Return Portfolio (1) – Administrative Class Pacific Investment Management Company LLC (PIMCO)	0.69%	8.65%	4.75%	3.93%
Large Blend	EQ Advisors Trust 1290 VT Socially Responsible Portfolio (1) – Class IB FMG LLC	0.93%	20.01%	14.62%	13.52%
Large Blend	Franklin Templeton VIP Trust – Franklin Rising Dividends VIP Fund (1) – Class 4 Frankin Advisers, Inc.	1.00%	15.85%	14.65%	12.25%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Large Blend	Principal VCF LargeCap S&P 500 Index Account (1) – Class 2 Principal Global Investors, LLC	0.50%	17.77%	14.60%	13.26%
Large Blend	Principal VCF Principal Capital Appreciation Account (1) – Class 2 Edge Asset Management, Inc.	0.88%	18.44%	14.60%	12.99%
Large Growth	American Funds Insurance Series - Managed Risk Growth Fund (1) – Class P2 Shares Capital Research and Management Company through a sub-advisory agreement with Milliman Financial Risk Management LLC	0.94% (2)	32.03%	15.64%
Large Growth	Fidelity VIP Contrafund® Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.86%	30.23%	15.90%	13.23%
Large Growth	Neuberger Berman AMT Sustainable Equity Portfolio (1) – S Class Shares Neuberger Berman LLC	1.18%	19.28%	12.78%	11.40%
Large Growth	Principal VCF Blue Chip Account (1)(4) - Class 3 Principal Global Investors, LLC	1.05% (2)	N/A (5)	N/A (5)	N/A (5)
Large Growth	Rydex VI NASDAQ 100 Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.80% (2)	44.96%	22.04%	18.64%
Large Growth	T. Rowe Price Blue Chip Growth Portfolio (1) – II T. Rowe Price Associates, Inc.	1.00% (2)	33.92%	19.22%	17.20%
Large Value	American Century VP Value Fund (1) – Class II American Century Investment Management, Inc.	0.88% (2)	0.83%	8.67%	9.57%
Large Value	American Funds Insurance Series – Blue Chip Income and Growth Fund (1)(6) – Class 4 Shares Capital Research and Management Company	0.77% (2)	8.47%	10.58%	10.68%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Large Value	Principal VCF Equity Income Account (1) – Class 2 Edge Asset Management, Inc.	0.73%	6.15%	12.55%	11.35%
Market Neutral	The Merger Fund VL Westchester Capital Management, LLC	1.50% (2)	7.38%	5.11%	3.31%
Mid-Cap Blend	BNY Mellon IP MidCap Stock Portfolio (1) – Service Shares BNY Mellon Investment Adviser, Inc. through a sub-advisory agreement with Mellon Investments Corporation.	1.12%	8.11%	7.90%	10.02%
Mid-Cap Blend	Calvert VP S&P MidCap 400 Index Portfolio (1) – Class F Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Research and Management	0.53% (2)	13.10%	11.72%	10.78%
Mid-Cap Growth	Fidelity VIP Mid Cap Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.87%	17.87%	10.79%	9.22%
Mid-Cap Growth	Neuberger Berman AMT Mid-Cap Growth Portfolio (1) – Class S Neuberger Berman LLC	1.11% (2)	39.71%	17.54%	13.72%
Mid-Cap Growth	Principal VCF MidCap Account (1) – Class 2 Principal Global Investors, LLC	0.79%	18.33%	17.00%	15.87%
Mid-Cap Value	DWS Small Mid Cap Value VIP (1) – Class B DWS Investment Management Americas Inc.	1.21% (2)	-1.11%	5.13%	6.56%
Mid-Cap Value	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund (1) – Service Shares Goldman Sachs Asset Management, L.P.	1.09% (2)	8.17%	9.73%	9.08%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Money Market	Fidelity VIP Government Money Market Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.49%	0.24%	0.77%	0.39%
Multialternative	BlackRock 60/40 Target Allocation ETF V.I. Fund (1) – Class III BlackRock Advisors LLC	0.62% (2)	14.35%	9.87%
Multialternative	DWS Alternative Asset Allocation VIP (1)(3) – Class B RREEF America L.L.C. through a sub-advisory agreement with DWS Investment Management Americas Inc.	1.18%	5.32%	4.17%	2.36%
Multialternative	Goldman Sachs VIT – Goldman Sachs Multi-Strategy Alternatives Portfolio (1)(3) – Service Shares Goldman Sachs Asset Management, L.P.	1.26% (2)	6.70%	2.69%
Multialternative	Guggenheim Investments VIF Global Managed Futures Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.83% (2)	2.60%	-1.33%	-1.51%
Multialternative	Guggenheim Investments VIF Long Short Equity Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.73%	4.93%	2.19%	2.89%
Multialternative	Guggenheim Investments VIF Multi-Hedge Strategies Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.86% (2)	7.39%	2.01%	2.38%
Multisector Bond	Guggenheim Investments VIF (1) – Series F (Guggenheim Floating Rate Strategies Series) Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments	1.23% (2)	0.01%	3.70%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Natural Resources	Rydex VI Basic Materials Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.82%	19.75%	13.79%	3.79%
Natural Resources	VanEck VIP Trust – VanEck VIP Global Hard Assets Fund (1)(7) – Class S Shares Van Eck Associates Corporation	1.38%	18.83%	5.93%	-3.83%
Real Estate	Principal VCF Real Estate Securities Account (1) – Class 2 Principal Real Estate Investors, LLC	1.08%	-3.65%	6.74%	9.68%
Short-Term Fixed Income	Columbia VP – Limited Duration Credit Fund (1) – Class 2 Columbia Management Investment Advisors, LLC	0.73% (2)	5.57%	3.99%	2.68%
Short-Term Fixed Income	Lincoln VIP Delaware Limited Term Diversified Income Series (1)(8)(9) – Service Class Lincoln Investment Advisors Corporation	0.83% (2)	4.12%	2.51%	1.83%
Short-Term Fixed Income	PIMCO VIT Low Duration Portfolio (1) – Advisor Class Pacific Investment Management Company LLC (PIMCO)	0.79%	2.89%	1.91%	1.69%
Small Blend	Calvert VP Russell 2000 Small Cap Index Portfolio (1) – Class F Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Research and Management	0.59% (2)	19.40%	12.66%	10.38%
Small Blend	Goldman Sachs VIT – Goldman Sachs Small Cap Equity Insights Fund (1) – Service Shares Goldman Sachs Asset Management, L.P.	1.06% (2)	8.34%	10.96%	10.34%
Small Blend	Principal VCF SmallCap Account (1) – Class 2 Principal Global Investors, LLC	1.09%	21.87%	12.66%	12.12%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Small Growth	ClearBridge Variable Small Cap Growth Portfolio (1) – Class II Shares ClearBridge Investments, LLC through a sub-advisory agreement with Legg Mason Partners Fund Advisor, LLC	1.06%	42.91%	19.54%	15.59%
Small Growth	EQ Advisors Trust 1290 VT Micro Cap Portfolio (1) – Class IB FMG LLC	1.15% (2)	50.22%	20.81%
Small Growth	MFS® New Discovery Series (1) – Service Class Massachusetts Financial Services Company (MFS)	1.12% (2)	45.58%	22.68%	14.41%
Small Value	BlackRock Advantage U.S. Total Market V.I. Fund (1)(10) – Class III BlackRock Investment Management, LLC.	0.80% (2)	19.65%	15.08%	11.98%
Small Value	Columbia VP – Small Cap Value Fund (1) – Class 2 Columbia Management Investment Advisors, LLC	1.25%	8.59%	10.22%	8.19%
Small Value	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio (1) – Class IB FMG LLC	1.07%	9.51%	10.29%	9.64%
Technology	Janus Henderson Series Global Technology and Innovation Portfolio (1) – Service Shares Janus Capital Management LLC	0.99%	50.73%	29.44%	19.87%
Utilities	MFS® Utilities Series (1) – Service Class Massachusetts Financial Services Company	1.04%	5.62%	11.10%	8.93%
World Bond	Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund (1) – Class 4 Franklin Advisers, Inc	0.84% (2)	-5.00%	0.56%	1.46%
World Large Stock	EQ Advisors Trust 1290 VT Smartbeta Equity Portfolio (1) – Class IB FMG LLC	1.10% (2)	10.95%	11.26%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
World Stock	ALPS/Red Rocks Global Opportunity Portfolio (1) – Class III ALPS Advisors/Red Rocks Capital LLC.	2.38% (2)	9.25%	12.51%
World Stock	American Funds Insurance Series – Global Small Capitalization Fund (1) – Class 4 Shares Capital Research and Management Company	1.24%	29.39%	14.15%	9.17%
(1) This underlying mutual fund pays 12b-1 fees to PSI.
(2) This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the underlying mutual fund’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
(3) This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
(4) This investment option will be available on June 5, 2021.
(5) This Fund is not showing Average Annual Total Returns because operations commenced on December 9, 2020 and does not have annual returns for the years shown.
(6) Effective June 5, 2021, the American Funds Insurance Series Blue Chip Income and Growth Fund will be known as the American Funds Insurance Series Washington Mutual Investors Fund.
(7) Effective June 5, 2021, the VanEck VIP Global Hard Assets Fund will be known as the VanEck VIP Global Resources Fund
(8) This was formerly known as the Delaware Variable Insurance Products Limited-Term Diversified Income Series.
(9) Effective May 1, 2021, this account is not available to customers with an application signature date on or after May 1, 2021.
(10) Effective June 5, 2021, the BlackRock Advantage U.S. Total Market V.I. Fund will be known as BlackRock Advantage SMID Cap V.I. Fund.

The name of the Contract is Principal® Pivot Series Variable Annuity. The SEC registration numbers for the Contract are 333-197214 and 811-02091.